UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2010 to January 31, 2011

Item 1:                   Schedule of Investments

Credit Suisse High Income Fund

Schedule of Investments

January 31, 2011 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (94.6%)
Aerospace & Defense (1.0%)
$425	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	$313,437
195	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/11 @ $102.25)	(B+, B1)	02/01/15	6.750	199,388
250	Spirit Aerosystems, Inc., Global Company Guaranteed Notes (Callable 10/01/13 @ $103.75)	(BB-, Ba3)	10/01/17	7.500	266,875
					779,700
Auto Parts & Equipment (1.8%)
125	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡§	(BB-, Ba2)	01/15/17	9.250	142,500
175	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(B-, B3)	03/01/17	7.875	183,312
225	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)§	(CCC+, Caa1)	03/15/18	10.625	257,625
325	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/11 @ $101.67)	(CCC, Caa1)	08/15/14	10.000	328,250
275	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $104.75)‡	(B+, B3)	10/15/17	9.500	303,875
150	Uncle Acquisition 2010 Corp., Rule 144A, Senior Notes (Callable 02/15/15 @ $104.31)‡	(CCC+, B3)	02/15/19	8.625	157,125
					1,372,687
Banks (0.4%)
275	Ally Financial, Inc., Global Company Guaranteed Notes	(B, B3)	04/01/11	6.000	276,375
43	Ally Financial, Inc., Global Subordinated Notes§	(CCC+, B3)	12/31/18	8.000	47,085
					323,460
Beverages (0.6%)
400	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/12 @ $104.81)‡	(B-, Caa1)	10/01/14	9.625	419,000

Building & Construction (0.7%)
221	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)‡+	(NR, NR)	06/30/15	0.000	123,208
200	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(CCC-, Caa2)	01/15/16	6.250	152,000
75	William Lyon Homes, Inc., Global Company Guaranteed Notes	(CC, Caa3)	12/15/12	7.625	64,125
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(CC, Caa3)	02/15/14	7.500	207,625
					546,958
Building Materials (2.4%)
325	Associated Materials LLC, Rule 144A, Senior Secured Notes (Callable 11/01/13 @ $106.84)‡§	(B, B3)	11/01/17	9.125	350,187
350	Building Materials Corp. of America, Rule 144A, Company Guaranteed Notes (Callable 03/15/15 @ $103.75)‡	(BB+, B1)	03/15/20	7.500	362,250
375	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $100.00)	(B-, B3)	07/01/13	10.500	385,312
400	Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69)	(B+, B2)	11/01/14	11.375	448,000
275	Norcraft Finance Corp., Global Senior Secured Notes (Callable 12/15/12 @ $105.25)	(B-, B2)	12/15/15	10.500	294,938
					1,840,687
Chemicals (6.6%)
450	Darling International, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $104.25)‡	(B, B2)	12/15/18	8.500	488,250
325	Ferro Corp., Senior Unsecured Notes (Callable 08/15/14 @ $103.94)§	(B, B2)	08/15/18	7.875	348,156
175	Huntsman International LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $104.31)‡§	(B-, B3)	03/15/21	8.625	193,375
200	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50)‡	(B, B1)	05/15/15	9.000	220,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$525	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25)‡§	(CCC, Caa2)	02/15/16	8.500	$538,125
325	Koppers, Inc., Global Company Guaranteed Notes (Callable 12/01/14 @ $103.94)§	(B+, B1)	12/01/19	7.875	352,625
179	Lyondell Chemical Co., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB, Ba2)	11/01/17	8.000	200,256
231	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)	(CCC, B2)	06/15/14	12.500	259,298
75	Nalco Co., Global Senior Notes (Callable 05/15/13 @ $104.13)	(BB-, Ba2)	05/15/17	8.250	82,781
350	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B1)	02/01/14	9.000	358,313
425	Omnova Solutions, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.94)‡	(B-, B2)	11/01/18	7.875	437,750
350	Polymer Group, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $103.88)‡	(B, B1)	02/01/19	7.750	361,375
250	Polypore International, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $105.63)‡	(B-, B3)	11/15/17	7.500	260,000
650	Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)	(B+, B1)	11/01/17	8.750	720,687
275	TPC Group LLC, Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $106.19)‡	(B+, B1)	10/01/17	8.250	293,219
					5,114,210
Computer Hardware (2.8%)
400	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	407,000
200	Brocade Communications Systems, Inc., Global Senior Secured Notes (Callable 01/15/13 @ $103.31)§	(BBB-, Ba2)	01/15/18	6.625	213,500
357	Brocade Communications Systems, Inc., Global Senior Secured Notes (Callable 01/15/15 @ $103.44)§	(BBB-, Ba2)	01/15/20	6.875	381,990
500	Seagate HDD Cayman, Rule 144A, Company Guaranteed Notes (Callable 05/01/15 @ $103.44)‡§	(BB+, Ba1)	05/01/20	6.875	485,000
700	Spansion LLC, Rule 144A, Company Guaranteed Notes (Callable 11/15/13 @ $103.94)‡	(B, NR)	11/15/17	7.875	704,375
					2,191,865
Consumer Products (1.2%)
350	Prestige Brands, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.13)	(B, B3)	04/01/18	8.250	365,750
175	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B, B3)	04/01/18	8.250	182,875
350	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75)‡	(B, B2)	06/15/18	9.500	385,875
					934,500
Consumer/Commercial/Lease Financing (2.7%)
675	AWAS Aviation Capital, Ltd., Rule 144A, Senior Secured Notes (Callable 10/18/13 @ $103.50)‡	(BBB-, Ba2)	10/15/16	7.000	681,750
73	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)§	(B+, B3)	05/01/13	7.000	74,652
109	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)§	(B+, B3)	05/01/14	7.000	111,706
184	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/15	7.000	187,378
182	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/16	7.000	184,584
255	CIT Group, Inc., Senior Secured Notes (Callable 01/01/12 @ $100.00)	(B+, B3)	05/01/17	7.000	258,099
90	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	09/15/15	8.625	100,575
125	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	03/15/17	8.750	140,313
350	Provident Funding Associates, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡	(B+, Ba3)	04/15/17	10.250	376,250
					2,115,307
Department Stores (0.2%)
150	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/11 @ $103.46)	(CCC+, Caa2)	10/15/15	10.375	159,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods (2.8%)
$150	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	$153,375
200	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	204,000
225	Belden, Inc., Global Notes (Callable 06/15/14 @ $104.63)	(B+, Ba2)	06/15/19	9.250	250,312
200	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)§	(B, B3)	02/15/18	9.000	208,000
350	Leucadia National Corp., Global Senior Unsecured Notes (Callable 03/15/12 @ $103.56)	(BB+, B1)	03/15/17	7.125	365,750
275	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)§	(CCC+, B3)	06/01/17	7.375	268,469
250	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ $104.38)	(B+, B1)	09/01/20	8.750	278,750
200	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B-, B3)	12/15/13	8.625	204,000
225	Trimas Corp., Global Senior Secured Notes (Callable 12/15/13 @ $104.88)	(B-, NR)	12/15/17	9.750	249,188
					2,181,844
Electric - Generation (5.1%)
350	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ $103.94)‡§	(B+, B1)	07/31/20	7.875	368,375
500	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, Caa2)	05/01/16	8.375	397,500
125	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/17	7.000	103,125
600	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/19	7.200	484,500
500	Mirant Americas Generation LLC, Senior Unsecured Notes	(BB-, B3)	10/01/21	8.500	530,000
89	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB-, Ba1)	06/30/17	9.125	97,940
350	Northern Tier Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $107.88)‡	(BB-, B1)	12/01/17	10.500	378,437
400	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	417,000
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	51,875
100	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)§	(BB-, B1)	06/15/19	8.500	104,750
100	NRG Energy, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/15 @ $104.13)‡	(BB-, B1)	09/01/20	8.250	103,125
1,125	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(D, Caa3)	11/01/15	10.250	697,500
375	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(D, Caa3)	11/01/15	10.250	231,563
					3,965,690
Electric - Integrated (0.7%)
25	The AES Corp., Global Senior Unsecured Notes	(BB, B1)	04/15/16	9.750	28,938
475	The AES Corp., Global Senior Unsecured Notes	(BB, B1)	10/15/17	8.000	516,562
					545,500
Electronics (1.2%)
275	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡§	(B-, B2)	03/15/18	10.125	312,812
40	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	46,000
275	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/11 @ $101.97)§	(B-, B3)	10/15/14	7.875	287,719
225	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)§	(CCC+, B2)	03/01/16	8.125	234,000
					880,531
Energy - Exploration & Production (8.0%)
250	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)§	(B, B3)	11/01/16	8.250	264,375
200	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)§	(BB-, B1)	07/15/16	9.875	224,500
150	Chesapeake Energy Corp., Company Guaranteed Notes§	(BB, Ba3)	12/15/18	7.250	160,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$775	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)§	(B, B2)	10/15/17	8.375	$800,187
200	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	221,000
249	Denbury Resources, Inc., Company Guaranteed Notes (Callable 02/15/15 @ $104.13)	(BB, B1)	02/15/20	8.250	275,456
200	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	227,000
250	Energy XXI Gulf Coast, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $104.63)‡	(B, Caa1)	12/15/17	9.250	266,875
400	EXCO Resources, Inc., Company Guaranteed Notes (Callable 09/15/14 @ $103.75)	(B, B3)	09/15/18	7.500	402,000
125	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	130,313
250	Hilcorp Finance Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	265,000
300	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/15/15 @ $103.88)‡§	(B, B2)	02/01/21	7.750	315,000
450	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/11 @ $105.94)	(B, Caa1)	11/15/14	11.875	496,125
450	Oasis Petroleum, Inc., Rule 144A, Senior Notes (Callable 02/01/15 @ $103.63)‡	(B-, Caa1)	02/01/19	7.250	459,000
225	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	254,250
450	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B+, B3)	06/01/15	7.875	479,250
225	Pioneer Natural Resources Co., Senior Unsecured Notes§	(BB+, Ba1)	01/15/20	7.500	250,375
150	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(B, Caa1)	02/01/17	8.625	155,250
200	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $101.13)	(CCC+, Caa2)	12/15/14	6.750	197,500
325	Whiting Petroleum Corp., Global Company Guaranteed Notes§	(BB, Ba3)	02/01/14	7.000	346,125
					6,190,081
Environmental (0.8%)
275	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(BB-, B2)	07/15/14	11.000	310,062
125	Casella Waste Systems, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/15 @ $103.88)‡	(B-, Caa1)	02/15/19	7.750	128,438
200	Covanta Holding Corp., Senior Unsecured Notes (Callable 12/01/15 @ $103.63)	(B, Ba3)	12/01/20	7.250	206,610
					645,110
Food & Drug Retailers (0.7%)
325	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)§	(CCC, Caa3)	12/15/15	9.375	283,969
200	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	224,000
					507,969
Food - Wholesale (1.4%)
450	NBTY, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/14 @ $104.50)‡§	(B, B3)	10/01/18	9.000	487,125
525	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	569,625
					1,056,750
Forestry & Paper (1.5%)
399	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.19)	(B+, Caa1)	10/15/14	7.125	395,010
175	Cascades, Inc., Global Company Guaranteed Notes (Callable 12/15/13 @ $103.88)	(B+, Ba3)	12/15/17	7.750	182,875
275	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/12 @ $101.29)	(B, B2)	04/01/15	7.750	281,187

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Forestry & Paper
$250	Verso Paper, Inc., Rule 144A, Senior Secured Notes (Callable 02/01/15 @ $104.38)‡§	(B, B2)	02/01/19	8.750	$260,313
50	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, Caa1)	08/01/16	11.375	54,125
					1,173,510
Gaming (5.9%)
325	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $102.34) ‡ø	(NR, NR)	12/15/14	9.375	105,625
550	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/11 @ $100.00)‡	(CCC+, Caa3)	08/01/13	8.000	550,000
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B3)	11/15/19	7.250	144,795
375	Chukchansi Economic Development Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $100.00)‡	(B+, B3)	11/15/13	8.000	262,500
150	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/11 @ $102.75)‡	(B, B2)	06/15/15	8.250	209,249
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡ø	(NR, NR)	06/15/15	10.250	788
475	Great Canadian Gaming Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.63)‡	(BB, B2)	02/15/15	7.250	488,062
500	Greektown Superholdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/13 @ $106.50)‡	(NR, NR)	07/01/15	13.000	568,750
325	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(NR, NR)	11/15/10	12.000	183,625
450	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	452,250
175	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	97,125
450	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	475,312
50	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/11 @ $103.88)‡	(B, B3)	04/30/14	7.750	62,038
200	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)§	(B, Caa1)	08/15/17	10.750	221,500
275	Peninsula Gaming LLC, Global Senior Secured Notes (Callable 08/15/12 @ $104.19)	(BB, Ba3)	08/15/15	8.375	292,875
175	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/11 @ $102.41)ø	(NR, NR)	12/15/14	9.625	197
425	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/11 @ $103.00)‡	(B+, B2)	11/15/15	9.000	422,875
					4,537,566
Gas Distribution (3.3%)
250	AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)§	(NR, Ba3)	05/20/16	7.125	261,875
100	El Paso Corp., Senior Unsecured Notes§	(BB-, Ba3)	06/01/18	7.250	109,793
950	Energy Transfer Equity LP, Company Guaranteed Notes	(BB-, Ba2)	10/15/20	7.500	1,020,063
350	Genesis Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/14 @ $103.94)‡	(B+, B3)	12/15/18	7.875	350,875
250	Holly Energy Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.13)‡	(B+, B1)	03/15/18	8.250	262,500
300	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, Ba3)	03/01/16	8.250	315,000
225	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B1)	07/01/16	8.250	241,875
					2,561,981
Health Facilities (3.2%)
250	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	264,688
825	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	892,031
225	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $102.33)§	(BB+, Ba2)	01/15/16	7.000	232,031
125	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ $103.75)	(BB+, Ba2)	02/15/20	7.500	132,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Facilities
$275	Omega Healthcare Investors, Inc., Rule 144A, Senior Notes (Callable 10/15/15 @ $103.38)‡	(BB+, Ba2)	10/15/22	6.750	$272,937
200	Radiation Therapy Services, Inc., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.94)	(CCC+, Caa1)	04/15/17	9.875	203,000
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00)#	(B+, B3)	06/01/15	3.834	165,813
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	52,313
238	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	251,617
					2,466,930
Health Services (1.4%)
225	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡	(B, B3)	12/30/14	9.500	231,187
200	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	216,000
150	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	164,625
475	Warner Chilcott Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 09/15/14 @ $103.88)‡	(B+, B3)	09/15/18	7.750	496,375
					1,108,187
Hotels (0.3%)
200	Felcor Lodging LP, Global Senior Secured Notes§	(NR, B2)	10/01/14	10.000	227,500

Leisure (0.5%)
350	UCDP Finance, Inc., Global Company Guaranteed Notes (Callable 11/15/12 @ $104.44)	(CCC+, B3)	11/15/15	8.875	379,750

Machinery (1.0%)
325	Altra Holdings, Inc., Global Senior Secured Notes (Callable 12/01/12 @ $106.09)	(B+, B1)	12/01/16	8.125	342,875
175	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	189,875
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	260,000
					792,750
Media - Broadcast (2.4%)
210	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/11 @ $102.63)	(CCC-, Caa2)	08/15/14	10.500	210,263
50	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)§	(B, B2)	12/15/17	9.250	55,500
325	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 12/15/12 @ $106.94)	(B, B2)	12/15/17	9.250	361,562
250	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/11 @ $101.44)§	(NR, B2)	09/15/14	8.625	256,875
250	LIN Television Corp., Global Company Guaranteed Notes (Callable 04/15/14 @ $104.19)§	(BB-, Ba3)	04/15/18	8.375	270,000
500	Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡§	(B, B3)	04/15/17	8.875	541,250
150	Sinclair Television Group, Inc., Rule 144A, Senior Notes (Callable 10/15/14 @ $104.19)‡	(B-, B2)	10/15/18	8.375	156,000
425	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)ø^	(NR, NR)	01/15/14	8.750	0
					1,851,450
Media - Cable (5.9%)
550	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/12 @ $100.00)	(B-, B3)	01/15/14	9.375	562,375
125	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	133,438
292	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)	(B, B2)	11/30/16	13.500	355,120
100	CCO Holdings Capital Corp., Company Guaranteed Notes (Callable 01/15/14 @ $105.25)	(B+, B2)	01/15/19	7.000	101,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$600	CCO Holdings Capital Corp., Global Company Guaranteed Notes (Callable 04/30/13 @ $105.91)§	(B+, B2)	04/30/18	7.875	$634,500
350	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	367,938
600	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	691,500
50	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	54,063
475	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	521,312
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/11 @ $102.83)§	(B-, B3)	10/15/15	8.500	51,500
225	Mediacom Capital Corp., Global Unsecured Notes (Callable 08/15/14 @ $104.56)§	(B-, B3)	08/15/19	9.125	233,438
100	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22)‡	(BB-, B1)	12/01/17	8.125	148,753
175	Videotron Ltee, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.56)	(BB, Ba1)	04/15/18	9.125	196,656
175	Virgin Media Finance PLC, Company Guaranteed Notes (Callable 10/15/14 @ $104.44)	(B+, Ba3)	10/15/19	8.875	319,549
200	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56)§	(B+, Ba3)	08/15/16	9.125	214,000
					4,585,392
Media - Diversified (1.4%)
750	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/11 @ $102.75)‡	(B, B1)	12/15/15	8.250	768,750
300	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88)	(B+, B1)	03/15/16	7.750	312,750
					1,081,500
Media - Services (1.0%)
250	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B, Caa1)	05/01/16	11.500	292,812
275	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $101.23)§	(B-, B1)	04/15/14	7.375	273,625
200	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB-, Ba2)	06/15/16	9.500	214,750
					781,187
Metals & Mining - Excluding Steel (0.5%)
371	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(CCC+, B3)	05/15/15	5.193	350,629
150	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $102.25)ø	(NR, NR)	12/15/14	9.000	750
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(NR, NR)	12/15/16	10.000	650
					352,029
Oil Field Equipment & Services (4.8%)
250	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	265,000
275	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50)	(BB-, Ba3)	05/15/15	7.500	284,625
175	Edgen Murray Corp., Global Senior Secured Notes (Callable 01/15/13 @ $106.13)§	(B-, Caa2)	01/15/15	12.250	159,250
575	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ $103.56)‡§	(B+, B2)	11/15/18	7.125	590,094
200	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(CCC+, B3)	01/15/16	9.500	209,500
100	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(B+, Ba3)	09/01/17	8.000	103,125
175	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/11 @ $101.02)§	(B+, Ba3)	12/01/14	6.125	174,125
200	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)§	(BB-, B1)	12/01/14	8.375	214,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Field Equipment & Services
$150	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B-, B3)	12/15/16	9.500	$149,438
325	Offshore Group Investments, Ltd., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ $108.63)‡	(B-, B3)	08/01/15	11.500	363,187
275	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ $104.56)	(B+, B1)	04/01/18	9.125	291,500
340	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ $104.94)§	(B, NR)	03/15/18	9.875	369,325
125	Pride International, Inc., Senior Unsecured Notes§	(BBB-, Ba1)	06/15/19	8.500	148,750
200	SEACOR Holdings, Inc., Senior Unsecured Notes	(BBB-, Ba1)	10/01/19	7.375	206,682
175	Trinidad Drilling, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/15 @ $103.94)‡	(BB-, B2)	01/15/19	7.875	182,000
					3,710,601
Oil Refining & Marketing (1.5%)
405	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB-, Ba3)	04/01/15	9.000	443,475
175	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡§	(BB-, B3)	04/01/17	10.875	195,562
175	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	197,750
300	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)‡#	(NR, B3)	06/15/14	10.750	331,500
					1,168,287
Packaging (2.9%)
225	Ardagh Packaging Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.69)‡	(BB-, Ba3)	10/15/17	7.375	316,187
275	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)§	(B, B1)	11/15/15	8.250	298,375
200	BWAY Parent Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/12 @ $105.00)‡	(CCC+, Caa1)	11/01/15	10.125	211,000
300	Clondalkin Acquisition BV, Rule 144A, Senior Secured Notes‡#	(B+, B1)	12/15/13	2.302	292,500
375	Crown Americas Capital Corp. III, Rule 144A, Senior Notes (Callable 02/01/16 @ $103.13)‡	(BB-, Ba3)	02/01/21	6.250	379,687
75	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 01/01/14 @ $104.13)§	(B-, Caa1)	01/01/17	8.250	79,125
150	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/11 @ $101.65)§	(B-, Caa1)	10/15/14	9.875	156,000
100	Reynolds Group Issuer LLC, Rule 144A, Senior Notes (Callable 10/15/14 @ $104.50)‡	(B-, Caa1)	04/15/19	9.000	105,500
300	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB, Ba3)	10/15/16	7.750	318,000
100	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/14 @ $103.56)‡	(BB, Ba3)	04/15/19	7.125	103,750
					2,260,124
Printing & Publishing (0.9%)
235	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	245,575
400	The Reader’s Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00)‡#§	(B, B1)	02/15/17	9.500	407,000
					652,575
Railroads (0.2%)
160	RailAmerica, Inc., Global Senior Secured Notes (Callable 07/01/13 @ $104.63)	(BB, B1)	07/01/17	9.250	177,400

Real Estate Development & Management (0.5%)
425	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes‡#	(NR, NR)	08/15/13	4.000	408,000

Real Estate Investment Trusts (0.4%)
325	Sabra Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $104.06)‡	(B, B2)	11/01/18	8.125	338,813

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Restaurants (0.8%)
$325	CKE Restaurants, Inc., Global Senior Secured Notes (Callable 07/15/14 @ $105.69)§	(B, B2)	07/15/18	11.375	$367,250
225	Real Mex Restaurants, Inc., Global Senior Secured Notes (Callable 07/01/11 @ $102.00)	(B-, B3)	01/01/13	14.000	235,125
					602,375
Software/Services (2.4%)
400	Fidelity National Information Services, Inc., Global Company Guaranteed Notes (Callable 07/15/13 @ $105.72)	(BB-, Ba2)	07/15/17	7.625	431,000
175	JDA Software Group, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ $104.00)	(BB-, B1)	12/15/14	8.000	189,875
275	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/11 @ $103.42)	(B-, Caa1)	08/15/15	10.250	290,469
150	SunGard Data Systems, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/13 @ $105.53)‡	(B, Caa1)	11/15/18	7.375	153,750
91	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)‡	(BB, Ba2)	09/15/15	14.250	110,338
111	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡§	(BB, Ba1)	10/15/14	12.750	133,755
555	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	525,862
					1,835,049
Specialty Retail (0.5%)
225	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	229,500
125	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	131,250
					360,750
Steel Producers/Products (0.7%)
275	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	272,250
275	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	292,875
					565,125
Support-Services (1.4%)
150	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88)‡	(B, B3)	03/15/17	9.750	161,625
50	ISS Financing PLC, Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.50)‡	(B, NR)	06/15/14	11.000	75,833
325	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	330,688
400	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 10/15/13 @ $103.88)	(B+, B1)	10/15/17	7.750	422,000
100	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa1)	09/01/16	11.875	96,750
					1,086,896
Telecom - Integrated/Services (2.6%)
150	ERC Ireland Finance, Ltd., Rule 144A, Senior Secured Notes‡#	(CCC-, Caa3)	08/15/16	6.050	73,006
200	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	04/15/17	8.250	225,000
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notesø‡#	(NR, NR)	01/15/15	6.034	750
340	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)	(B, B1)	04/15/14	9.500	352,750
175	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/12 @ $101.48)	(B+, B3)	01/15/15	8.875	181,563
75	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/01/14 @ $105.00)§	(CCC, Caa1)	02/01/18	10.000	75,375
350	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)#§	(CCC, Caa1)	02/15/15	4.344	315,875
225	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	236,812

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Integrated/Services
$300	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 10/01/12 @ $104.00)	(B+, Ba2)	10/01/15	8.000	$326,250
200	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	213,000
					2,000,381
Telecom - Wireless (1.3%)
150	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	158,625
250	GeoEye, Inc., Global Senior Secured Notes (Callable 10/01/13 @ $104.81)	(BB-, Ba3)	10/01/15	9.625	283,750
325	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡	(B+, B2)	07/15/17	11.750	372,125
100	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88)‡	(B+, B2)	07/15/17	11.750	156,993
					971,493
Telecommunications Equipment (0.6%)
225	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	234,000
225	CommScope, Inc., Rule 144A, Senior Notes (Callable 01/15/15 @ $104.13)‡	(B, B3)	01/15/19	8.250	234,563
					468,563
Textiles & Apparel (0.4%)
275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes‡ø	(NR, NR)	11/15/12	9.875	9,463
300	Levi Strauss & Co., Global Senior Unsecured Notes (Callable 05/15/15 @ $103.81)§	(B+, B2)	05/15/20	7.625	315,375
					324,838
Theaters & Entertainment (2.3%)
200	AMC Entertainment Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/15 @ $104.88)‡	(CCC+, Caa1)	12/01/20	9.750	216,000
475	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)§	(CCC+, Caa1)	03/01/14	8.000	483,312
125	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B1)	06/01/19	8.750	134,688
700	NAI Entertainment Holdings LLC, Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $106.19)‡	(BB, B1)	12/15/17	8.250	749,000
200	Regal Entertainment Group, Company Guaranteed Notes (Callable 08/15/14 @ $104.56)§	(B-, B3)	08/15/18	9.125	214,250
					1,797,250
Transportation - Excluding Air/Rail (1.0%)
150	Navios Maritime Finance II US, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ $104.06)‡	(B+, B3)	02/15/19	8.125	147,000
350	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/11 @ $100.00)	(B+, B1)	12/15/13	8.500	357,000
275	Teekay Corp., Global Senior Unsecured Notes	(BB, B1)	01/15/20	8.500	297,687
					801,687
TOTAL CORPORATE BONDS (Cost $70,695,418)					73,201,163

Number of Shares

COMMON STOCKS (1.8%)
Auto Parts & Equipment (0.0%)
588	Safelite Realty Corp.*^	0

Banks (0.4%)
6,249	CIT Group, Inc.*§	298,015

Number of Shares				Value

COMMON STOCKS
Chemicals (0.2%)
9,785	Huntsman Corp.			$170,357

Forestry & Paper (0.5%)
5,686	AbitibiBowater, Inc.*			153,636
6,214	Smurfit-Stone Container Corp.*			232,093
				385,729
Leisure (0.7%)
8,904	Six Flags Entertainment Corp.*			528,363

Printing & Publishing (0.0%)
554	Dex One Corp.*§			3,047
355	SuperMedia, Inc.*§			2,524
				5,571
TOTAL COMMON STOCKS (Cost $1,223,399)				1,388,035

PREFERRED STOCK (0.2%)
Banks (0.2%)
151	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡ (Cost $29,088)			145,111

WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14*^ (Cost $0)			0

SHORT-TERM INVESTMENTS (23.7%)
16,725,385	State Street Navigator Prime Portfolio, 0.2957%§§			16,725,385

Par (000)		Maturity	Rate%

$1,583	State Street Bank and Trust Co. Euro Time Deposit	02/01/11	0.010	1,583,000

TOTAL SHORT-TERM INVESTMENTS (Cost $18,308,385)				18,308,385

TOTAL INVESTMENTS AT VALUE (120.3%) (Cost $90,256,290)				93,042,694

LIABILITIES IN EXCESS OF OTHER ASSETS (-20.3%)				(15,694,459)

NET ASSETS (100.0%)				$77,348,235

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to a value of $27,604,835 or 35.7% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate is the rate as of January 31, 2011.
+	Step Bond — The interest rate is as of January 31, 2011 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at January 31, 2011.

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Depreciation

Open Forward Foreign Currency Contracts
USD	316,676	GBP	200,000	04/14/11	Morgan Stanley	$(316,676)	$(320,168)	$(3,492)
USD	1,044,474	EUR	785,000	04/14/11	Morgan Stanley	(1,044,474)	(1,075,270)	(30,796)
Total								$(34,288)

Currency Abbreviations:

EUR = Euro Currency

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$73,201,163	$—	$73,201,163
Common Stocks	1,388,035	—	—	1,388,035
Preferred Stock	145,111	—	—	145,111
Warrant	—	—	—	—
Short-Term Investments	16,725,385	1,583,000	—	18,308,385
Other Financial Instruments *
Forward Foreign Currency Contracts	—	(34,288)	—	(34,288)
	$18,258,531	$74,749,875	$—	$93,008,406

* Other financial instruments include futures, forwards and swap contracts.

As of January 31, 2011, the investments held by the Fund being categorized Level 3 securities that were measured at fair value had a value of $0.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended January 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At January 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $90,256,290, $6,246,152, $(3,459,748) and $2,786,404, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 18, 2011